Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	$ 734,957	$ 660,954
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	24,161	25,535
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	7,587	11,927
Total fixed-maturity securities, available-for-sale, Fair value	751,531	674,562
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	48,676	72,035
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	644	1,188
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	103	0
Total fixed-maturity securities, available-for-sale, Fair value	49,217	73,223
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	10,546	11,112
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	285	214
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	187	282
Total fixed-maturity securities, available-for-sale, Fair value	10,644	11,044
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	491,518	443,449
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	21,500	21,219
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	3,739	10,486
Total fixed-maturity securities, available-for-sale, Fair value	509,279	454,182
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities	184,217	133,853
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,732	2,909
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	3,558	1,159
Total fixed-maturity securities, available-for-sale, Fair value	$ 182,391	135,603
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale fixed-maturity securities		505
Total fixed-maturity securities, available-for-sale, Gross unrealized gains		5
Total fixed-maturity securities, available-for-sale, Fair value		$ 510